Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Financial information, by reportable segment and other businesses

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
Pressure-sensitive Materials	$3,971.6	$3,717.4	$3,377.9
Retail Branding and Information Solutions	1,500.8	1,522.1	1,321.2
Other specialty converting businesses	553.9	542.5	487.1
Net sales to unaffiliated customers	$6,026.3	$5,782.0	$5,186.2

Intersegment sales:
Pressure-sensitive Materials	$170.0	$157.0	$147.1
Retail Branding and Information Solutions	2.3	2.0	1.6
Other specialty converting businesses	39.5	30.7	15.8
Intersegment sales	$211.8	$189.7	$164.5

Income (loss) from continuing operations before taxes:
Pressure-sensitive Materials	$312.8	$307.0	$174.0
Retail Branding and Information Solutions	49.9	59.9	(905.1)
Other specialty converting businesses	(6.9)	(.4)	(45.3)
Corporate expense	(51.9)	(51.2)	(65.3)
Interest expense	(71.0)	(76.3)	(84.9)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)
Capital expenditures:
Pressure-sensitive Materials	$65.3	$50.2	$41.5
Retail Branding and Information Solutions	20.9	28.2	19.6
Other specialty converting businesses	13.5	22.7	7.6
Corporate	1.6	1.8	1.3
Capital expenditures(1)	$101.3	$102.9	$70.0

Depreciation expense:
Pressure-sensitive Materials	$77.6	$77.8	$86.2
Retail Branding and Information Solutions	53.8	53.2	58.3
Other specialty converting businesses	22.6	26.7	25.6
Corporate	3.8	4.0	3.9
Depreciation expense	$157.8	$161.7	$174.0

Other expense, net by segment:
Pressure-sensitive Materials	$16.9	$7.1	$75.9
Retail Branding and Information Solutions	18.2	5.8	51.7
Other specialty converting businesses	2.6	3.2	29.2
Corporate	8.9	3.5	21.2
Other expense, net	$46.6	$19.6	$178.0

Other expense, net by type:
Restructuring costs:
Severance and related costs	$35.5	$10.0	$78.5
Asset impairment and lease cancellation charges	9.0	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)	–	–
Gain on sale of an investment	–	(.5)	–
Loss from debt extinguishments	.7	4.0	21.2
Loss from curtailment of domestic pension obligations	–	2.5	–
Legal settlements	(1.2)	.9	41.0
OCP divestiture-related costs	8.2	–	–
Other expense, net	$46.6	$19.6	$178.0

(1)	Included capital expenditures accrued but not paid of $9.5 in 2011, $12.4 in 2010, and $8.2 in 2009. Capital expenditures refer to purchases of property, plant and equipment.

Company's operation by geographical area	Company's operation by geographical area